Taxation (Pretax Income from Continuing Operations and Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of pre tax income from continuing operations
Income from continuing operations before income taxes and equity in (losses)/earnings of equity method investees	$ 1,385.8	$ 3,336.2	$ 1,693.6
Current income taxes:
Total current taxes	227.6	26.2	355.6
Deferred taxes:
Total deferred taxes	(181.5)	29.9	(77.7)
Total income taxes	46.1	56.1	277.9
Ireland
Components of pre tax income from continuing operations
Republic of Ireland	(11.4)	1,472.0	(47.8)
United States
Components of pre tax income from continuing operations
Pre-tax income from continuing operations, foreign	975.8	1,025.9	1,153.3
Other jurisdictions
Components of pre tax income from continuing operations
Pre-tax income from continuing operations, foreign	421.4	838.3	588.1
Republic of Ireland
Current income taxes:
Current domestic tax expense (benefit)	0.8	0.0	0.0
US federal tax
Current income taxes:
Current foreign tax expense (benefit)	191.7	291.8	274.3
Deferred taxes:
Deferred foreign tax expense (benefit)	(151.2)	39.7	23.8
Other
Current income taxes:
Other, current	17.8	(290.9)	63.4
Deferred taxes:
Other, deferred	(28.6)	(6.9)	(93.2)
US state and local taxes
Current income taxes:
Current foreign tax expense (benefit)	17.3	25.3	17.9
Deferred taxes:
Deferred foreign tax expense (benefit)	$ (1.7)	$ (2.9)	$ (8.3)